Fair Value Measurements.	3 Months Ended	8 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deerfield Healthcare Technology Acquisitions Corp
Fair Value Measurements.

8.   Fair Value Measurements.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

March 31, 2021

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account	$143,836,562	$—	$—
Derivative warrant liabilities -Public Warrants	$6,641,250	$—	$—
Derivative warrant liabilities -Private Warrants	$—	$—	$7,228,756

December 31, 2020

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Investments held in Trust Account	$248,988,147	$—	$—
Derivative warrant liabilities -Public Warrants	$11,787,500	$—	$—
Derivative warrant liabilities -Private Warrants	$—	$—	$12,976,648

The fair value of the Public Warrants issued in connection with the Initial Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants since September 2020. For the three months ended March 31, 2021, the Company recognized a benefit to the unaudited condensed statement of operations resulting from a decrease in the fair value of liabilities of $10,894,142 presented as change in fair value of derivative warrant liabilities on the accompanying unaudited condensed statement of operations.

Transfers to/from Levels 1, 2, and 3 are recognized at the end of the reporting period. There were no transfers between levels for three months ended March 31, 2021.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of December 31, 2020	As of March 31, 2021
Exercise price	$11.50	$11.50
Unit price	$10.00	$13.10
Volatility	25.0%	25.0%
Probability of completing a Business Combination	78.0%	77.2%
Expected life of the options to convert	5.42	5.17
Risk-free rate	0.42%	0.96%
Dividend yield	0.0%	0.0%

The change in the fair value of the warrant liabilities for the three months ended March 31, 2021 is summarized as follows:

Change in fair value of warrant liabilities

Derivative warrant liabilities at December 31, 2020	$12,976,648
Change in fair value of derivative warrant liabilities	(5,747,982)
Derivative warrant liabilities at March 31, 2021	$7,228,756

Note 9 — Fair Value Measurements

The Company follows the guidance in FASB ASC Topic 820, “Fair Value Measurements”, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period. The following table presents information about the Company's financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account U.S. Treasury Bills maturing January 21, 2021	$143,836,562	$—	$—

Liabilities:
Derivative warrant liabilities - Public	$11,787,500	$—	$—
Derivative warrant liabilities - Private	$—	$—	$12,976,648

The fair value of the Public Warrants issued in connection with the Initial Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have been measured based on the listed market price of such warrants since September 2020. The Company recognized $7,178,499 for the derivative warrant liabilities upon their issuance on July 21, 2020. For the period from May 8, 2020 (inception) through December 31, 2020, the Company recognized a charge to the statement of operations resulting from an increase in the fair value of liabilities of $17,585,649 presented as change in fair value of derivative warrant liabilities on the accompanying statement of operations.

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in September 2020 when the Public Warrants were separately listed and traded.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility of select peer companies that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.

The following table provides quantitative information regarding Level 3 fair value measurements inputs as their measurement dates:

	As of	As of
	July 21, 2020	December 31, 2020
Volatility	25.0%	25%
Probability of completing a Business Combination	70.0%	78%
Expected life of the options to convert	5.86	5.42
Risk-free rate	0.35%	0.42%
Dividend yield	0.0%	0.0%

The change in the fair value of the warrant liabilities from May 8, 2020 (inception) through December 31, 2020 is summarized as follows:

Warrant liabilities at May 8, 2020 (inception)	$—
Issuance of Public and Private Warrants	7,178,499
Change in fair value of warrant liabilities	17,585,649
Warrant liabilities at December 31, 2020	$24,764,148